Benefit Plans - Schedule of Pre-tax Amounts recognized in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service credit (cost)	$ (21)	$ (40)
Net actuarial gain (loss)	(1,283)	(1,884)
Net amount recognized	(1,304)	(1,924)
Nonqualified Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service credit (cost)	20	39
Net actuarial gain (loss)	(72)	(116)
Net amount recognized	$ (52)	$ (77)